Derivative Instruments and Collections on Behalf of Third Parties - Schedule of Hedging Transactions (Details) - Forward [Member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) $ / shares	Dec. 31, 2024 COP ($) $ / shares	Dec. 31, 2023 COP ($) $ / shares	Dec. 31, 2023 COP ($) $ / shares
Derivative Instruments and Collections on Behalf of Third Parties - Schedule of Hedging Transactions (Details) [Line Items]
Nature of risk hedged	Exchange rate		Exchange rate
Hedged item	Trade accounts payable and other accounts payable – Purchase of assets (Note 23)		Trade accounts payable and other accounts payable – Purchase of assets (Note 23)
Range of rates for hedged item	USD/COP		USD/COP
Range of rates for hedge instruments (in Pesos per share and Dollars per share) | (per share)	$ 4,466.19	$ 1	$ 4,204.54	$ 1
Amount hedged	$ 5.2		$ 15.5
Amounts recognized in other comprehensive income	5,210.0		(5,488.0)
Amounts recognized in profit or loss
Fair value	$ 278.0	$ 278.0	$ 5,488.0	$ 5,488.0